Document and Entity Information	Jun. 26, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001814728
Document Type	8-K
Document Period End Date	Jun. 26, 2022
Entity Registrant Name	E.Merge Technology Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39416
Entity Tax Identification Number	85-1177400
Entity Address, Address Line One	630 Ramona St.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(619)
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-third of one Redeemable Warrant
Trading Symbol	ETACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ETAC
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	ETACW
Security Exchange Name	NASDAQ